NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Concentrations and Credit Risk (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Details
Cash, Uninsured Amount	$ 3,348,242	$ 1,426,761